Significant accounting judgments, estimates and assumptions	3 Months Ended
Nov. 30, 2022
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions

4.	Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the carrying amount of assets and liabilities and the reported amount of revenues and expenses. The following discusses the most significant accounting policy judgments and accounting estimates that the Company has made in the preparation of these interim condensed consolidated financial statements.

a)	Production Start Date

Management assesses the stage of each mine development project to determine when a mine moves into the production stage. The criteria used to assess the start date of a mine are determined based on the unique nature of each mine development project. The Company considers various relevant criteria to assess when the mine is substantially complete, ready for its intended use and moves into the production phase. Some of the criteria include, but are not limited to, the following:

•	A significant level of capital expenditures compared to construction cost estimates are complete,
•	Ability to produce gold in saleable form within specifications has been achieved,
•	Reasonable period for testing has been completed, and
•	Reasonable level of ongoing production based on mill throughput, recovery rates and mill availability.

On November 1, 2022, the Company declared commercial production for the 1,000+ tonnes per day (“tpd”) processing plant at Buckreef after successful construction, commissioning and ramp-up of processing to a steady state throughput of 1,000+ tpd. The processing plant was running consistently at or above nameplate capacity since October 2022 with gold recoveries exceeding 90%. All major construction activities were completed and Buckreef demonstrated its ability to sustain ongoing production levels.

b)	Units-of-Production

Management estimates recoverable proven and probable mineral reserves in determining the depreciation and amortization of certain mineral property, plant and equipment that is expected to be used for the duration of the mine life. This results in a depreciation charge proportional to the recovery of the anticipated ounces of gold. The life of the asset is assessed annually and considers its physical life limitations and present assessment of economically recoverable reserves of the mine property at which the asset is located. The calculations require the use of estimates and assumptions, including the amount of recoverable proven and probable mineral reserves. The Company’s units of production calculations are based on recovered ounces of gold poured.